Other non-current liabilities and employee future benefits - Actuarial Assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023
Net defined benefit pension plan liability (asset)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, fair value benefit obligation		4.88%
Discount rate, net expense		5.00%
Net other post-retirement benefit plan liability
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, fair value benefit obligation	5.32%	4.67%
Discount rate, net expense	5.32%	4.67%